CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the financial years ended December 31,
	2020	2021	2022
	SGD’000	SGD’000	SGD’000
Amount of the Company’s revenue
Customer A	13,163	4,833	4,094
Customer B	2,361	3,188	3,902

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2021	2022
	SGD’000	SGD’000
Amount of the Company’s accounts receivable
Customer A	802	3,008
Customer B	898	853
Customer C	393	- **

**	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the financial years ended December 31,
	2020	2021	2022
	SGD’000	SGD’000	SGD’000
Amount of the Company’s purchase
Supplier A	1,418	551	-#
Supplier B	-#	507	-#

#	Purchase from relevant supplier was less than 10% of the Group’s total revenue for the respective year.

The following table sets forth a summary of single supplier who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2021	2022
	SGD’000	SGD’000
Amount of the Company’s accounts payable
Supplier A	320	-
Supplier B	-	501